RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
16. RELATED-PARTY TRANSACTIONS
In the ordinary course of business, the Company enters into various transactions with related parties.
The Company had agreements to provide hosting services to various entities that are managed and invested in by individuals that were directors and executives of the Company in 2023. For the years ended December 31, 2023 and 2022, the Company recognized hosting revenue from the contracts with these entities of $10.1 million and $29.5 million, respectively. In addition, for the years ended December 31, 2023 and 2022, there was equipment sales revenue recognized of nil and $71.4 million to these same various entities. Receivables from these entities were nil as of December 31, 2023, and a nominal amount as of December 31, 2022.
In 2022, the Company reimbursed its former chief executive officer, and its co-founder and director, for use of a personal aircraft for flights taken on Company business. We did not make such reimbursements in fiscal 2023. For the years ended December 31, 2023 and 2022, the Company incurred reimbursements of nil and $1.9 million, respectively. Nominal amounts were payable at December 31, 2023 and 2022.